ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Advances To Suppliers [Abstract]
Prepayments for testing fee		¥ 246	¥ 140
Deposits for research and development fee			207
Others		292	841
Advances to suppliers	$ 76	¥ 538	¥ 1,188